COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	97.7%
COMMUNICATIONS—TOWERS	14.6%
American Tower Corp.		983,588	$217,500,815
Crown Castle International Corp.		1,054,444	146,578,260
SBA Communications Corp.		683,253	164,766,461

			528,845,536

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.4%
Boyd Gaming Corp.		635,851	15,228,631

REAL ESTATE	82.7%
DATA CENTERS	9.3%
CyrusOne, Inc.		983,319	77,780,533
Digital Realty Trust, Inc.		125,173	16,248,707
Equinix, Inc.		422,264	243,561,875

			337,591,115

DIVERSIFIED	1.2%
CBRE Group, Inc. Class A(a)		811,856	43,036,487

HEALTH CARE	10.2%
Medical Properties Trust, Inc.		2,781,712	54,410,287
Sabra Health Care REIT, Inc.		4,478,649	102,829,781
Welltower, Inc.		2,351,821	213,192,573

			370,432,641

HOTEL	3.2%
Park Hotels & Resorts, Inc.		2,573,927	64,270,957
Pebblebrook Hotel Trust		1,149,953	31,991,693
Red Rock Resorts, Inc. Class A		976,856	19,835,061

			116,097,711

INDUSTRIALS	7.7%
Americold Realty Trust		753,041	27,915,230
Duke Realty Corp.		2,523,751	85,731,821
Industrial Logistics Properties Trust		907,094	19,275,747
Prologis, Inc.		1,701,176	144,974,219

			277,897,017

NET LEASE	11.8%
Agree Realty Corp.		642,256	46,981,026
Realty Income Corp.		1,332,367	102,165,902
Spirit Realty Capital, Inc.		1,485,928	71,116,514
VEREIT, Inc.		7,290,856	71,304,572
VICI Properties, Inc.		6,067,797	137,435,602

			429,003,616

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		Shares	Value
OFFICE	6.7%
Boston Properties, Inc.		181,194	$23,493,614
Douglas Emmett, Inc.		1,144,125	49,002,874
Empire State Realty Trust, Inc., Class A		1,904,143	27,172,121
Hudson Pacific Properties, Inc.		2,408,254	80,580,179
Kilroy Realty Corp.		815,714	63,535,963

			243,784,751

RESIDENTIAL	22.0%
APARTMENT	14.4%
Apartment Investment & Management Co., Class A		501,635	26,155,249
AvalonBay Communities, Inc.		296,864	63,923,725
Equity Residential		638,942	55,115,137
Essex Property Trust, Inc.		524,718	171,399,135
UDR, Inc.		4,236,305	205,376,066

			521,969,312

MANUFACTURED HOME	2.9%
Sun Communities, Inc.		703,774	104,475,250

SINGLE FAMILY	4.7%
American Homes 4 Rent, Class A		2,006,930	51,959,418
Invitation Homes, Inc.		4,075,636	120,679,582

			172,639,000

TOTAL RESIDENTIAL			799,083,562

SELF STORAGE	4.7%
Extra Space Storage, Inc.		835,121	97,558,835
Public Storage		303,661	74,478,934

			172,037,769

SHOPPING CENTERS	5.9%
COMMUNITY CENTER	2.5%
SITE Centers Corp.		2,947,551	44,537,496
Urban Edge Properties		2,327,521	46,061,640

			90,599,136

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		Shares	Value
REGIONAL MALL	3.4%
Macerich Co. (The)		2,069,614	$65,379,106
Simon Property Group, Inc.		224,391	34,926,459
Taubman Centers, Inc.		587,690	23,995,383

			124,300,948

TOTAL SHOPPING CENTERS			214,900,084

TOTAL REAL ESTATE			3,003,864,753

TOTAL COMMON STOCK (Identified cost—$2,756,920,809)			3,547,938,920

SHORT-TERM INVESTMENTS	1.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(b)		70,453,286	70,453,286

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$70,453,286)			70,453,286

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,827,374,095)	99.6%		3,618,392,206
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		13,080,419

NET ASSETS (Equivalent to $48.82 per share based on 74,380,572 shares of common stock outstanding)	100.0%		$3,631,472,625

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

3

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$3,547,938,920	$3,547,938,920	$—	$—
Short-Term Investments	70,453,286	—	70,453,286	—

Total Investments in Securities(a)	$3,618,392,206	$3,547,938,920	$70,453,286	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the nine months ended September 30, 2019:

	Purchased Option	Written Option
	Contracts	Contracts
Average Notional Amount(a),(b)	$41,106,716	$44,361,703

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month for purchased options and four months for written options.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.